LONG-TERM DEBT, NET (2019 5.625% Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 17, 2019	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Line Items]
Total long-term debt		$ 4,451,278	$ 4,104,525
Senior Notes [Member] | 2019 5.625% Senior Notes, due 2027 [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 600,000
Maturity date		Jul. 17, 2027
Interest rate per annum	5.625%
Purchase price as percentage of principal	100.00%
Senior Notes [Member] | 2019 5.625% Senior Notes, due 2027 [Member] | Prior to July 17, 2022 [Member]
Long-Term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price	35.00%